5. Capital Stock	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Capital Stock

5.    Capital Stock

The total number of shares of preferred stock which the Company shall have authority to issue is twenty five million (25,000,000) preferred shares with a par value of $.0001.   There have been no preferred shares issued to date.

The total number of shares of common stock which the Company shall have authority to issue is one hundred million (100,000,000) common shares with a par value of $.0001.  Holders of shares of Common Stock are entitled to cast one vote for each share held at all Stockholder meetings for all purposes, including the election of directors. The Common Stock does not have cumulative voting rights. No holder of shares of stock of any class is entitled as a matter of right to subscribe for or purchase or receive any part of any new or additional issue of shares of stock of any class, or of securities convertible into shares of stock of any class, whether now hereafter authorized or whether issued for money, for consideration other than money, or by way of dividend.

At inception on March 3, 2011, the Company issued 8,000,000 shares, at a value of $800 (par) to its sole shareholder and director.